Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 5,389	$ 5,002
Accounts and other receivable from related party	10,970	1,658
Guangzhou Millet
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	1,456	1,361
Xiaomi Technology
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	576	262
Due from Other Related Parties, Current	15	14
Itui Online
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	1,153
Beijing Itui
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	7,689
Shenzhen Xiaomi Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	60
Shenzhen Crystal Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	6	6
Shenglong Zou
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	9	9
Chuan Wang
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	6	6
Investee companies
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	55	2
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Due to Other Related Parties, Current	3,883	3,640
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Due to Other Related Parties, Current	$ 1,451	$ 1,360